PREPAID EXPENSES AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND DEPOSITS
Schedule of prepaid expenses and deposits

	December 31,	December 31,
	2021	2020
	$	$
Prepaid expenses	1,966,959	761,595
Mineral license deposits	212,098	496,608
Prepaid expenses and deposits, end of year	2,179,057	1,258,203